--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                   AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
                    AAM/DFA TWO-YEAR FIXED INCOME PORTFOLIO
                     AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                      DFA INVESTMENT DIMENSIONS GROUP INC.
              AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2002
                                  (UNAUDITED)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)
                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities...............................         1
    Statements of Net Assets..........................................         2
    Statements of Operations..........................................         4
    Statements of Changes in Net Assets...............................         5
    Financial Highlights..............................................         7
    Notes to Financial Statements.....................................        10
DFA INVESTMENT DIMENSIONS GROUP INC.
    Statement of Assets and Liabilities...............................        13
    Statement of Operations...........................................        14
    Statements of Changes in Net Assets...............................        15
    Financial Highlights..............................................        16
    Notes to Financial Statements.....................................        17
THE DFA INVESTMENT TRUST COMPANY
    Schedules of Investments..........................................        19
    Statements of Assets and Liabilities..............................        28
    Statements of Operations..........................................        29
    Statements of Changes in Net Assets...............................        30
    Financial Highlights..............................................        31
    Notes to Financial Statements.....................................        33

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                   AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2002
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company (5,308,053 Shares, Cost
  $72,647)++ at Value+......................................  $   83,124
Receivable for Investment Securities Sold...................          33
Prepaid Expenses and Other Assets...........................           5
                                                              ----------
    Total Assets............................................      83,162
                                                              ----------

LIABILITIES:
Payable for Fund Shares Redeemed............................          33
Accrued Expenses and Other Liabilities......................          28
                                                              ----------
    Total Liabilities.......................................          61
                                                              ----------

NET ASSETS..................................................  $   83,101
                                                              ==========

SHARES OUTSTANDING $0.01 PAR VALUE
  (Authorized 200,000,000)..................................   7,920,272
                                                              ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $    10.49
                                                              ==========

--------------

+  See Note B to Financial Statements.

++ The cost for federal income tax purposes is $81,293.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                    AAM/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            STATEMENT OF NET ASSETS

                                  MAY 31, 2002

                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
AGENCY OBLIGATIONS -- (53.0%)
Federal Home Loan Bank
    5.375%, 01/05/04...................................     $3,000     $ 3,105,291
    4.875%, 04/16/04...................................      6,000       6,164,952
Federal Home Loan Mortgage Corporation
    3.250%, 01/15/04...................................      6,000       6,016,626
    5.250%, 02/15/04...................................      7,000       7,239,666
    3.750%, 04/15/04...................................      6,000       6,069,738
Federal National Mortgage Association
    4.750%, 03/15/04...................................      1,000       1,027,299
    3.625%, 04/15/04...................................      9,000       9,063,576
Student Loan Marketing Association
    4.750%, 04/23/04...................................      9,000       9,225,747
                                                                       -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $47,670,348)...................................                 47,912,895
                                                                       -----------
BONDS -- (42.8%)
Asian Development Bank Corporate Bonds
    5.500%, 04/23/04...................................      2,600       2,693,824
Bank of America Corp. Corporate Bonds
    5.750%, 03/01/04...................................      2,500       2,589,417
Bell Atlantic New Jersey, Inc. Corporate Bonds
    5.875%, 02/01/04...................................      2,700       2,803,064
Citigroup, Inc. Corporate Bonds
    7.200%, 02/01/04...................................      2,500       2,643,763
Dupont (E.I.) de Nemours & Co., Inc. Corporate Bonds
    8.125%, 03/15/04...................................      2,500       2,703,530
European Investment Bank Corporate Bonds
    4.750%, 04/26/04...................................      2,600       2,639,777
Heller Financial, Inc. Corporate Bonds
    6.000%, 03/19/04...................................      2,500       2,604,760
Inter-American Development Bank Corporate Bonds
    5.125%, 02/05/04...................................      2,800       2,892,498
JP Morgan Chase & Co. Corporate Bonds
    5.750%, 02/25/04...................................      2,600       2,695,602
Landesbank Baden-Wuerttemberg Corporate Bonds
    7.875%, 04/15/04...................................      2,500       2,697,553
Northern Trust Corp. Medium Term Notes
    6.625%, 10/01/03...................................      3,000       3,132,120
Wal-Mart Stores, Inc. Corporate Bonds
    4.375%, 08/01/03...................................      3,000       3,045,654
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
Wells Fargo & Co. Corporate Bonds
    4.250%, 08/15/03...................................     $3,000     $ 3,040,461
World Bank (International Bank for Reconstruction &
  Development) Corporate Bonds
    4.750%, 04/30/04...................................      2,500       2,566,455
                                                                       -----------
TOTAL BONDS
  (Cost $38,586,548)...................................                 38,748,478
                                                                       -----------
COMMERCIAL PAPER -- (2.8%)
Barton Capital Corp.
    1.770%, 06/07/02...................................        700         699,865
Enterprise Funding Corp.
    1.770%, 06/10/02...................................        600         599,797
Govco, Inc.
    1.770%, 06/20/02...................................        500         499,568
Windmill Funding Corp.
    1.790%, 06/20/02...................................        700         699,395
                                                                       -----------
TOTAL COMMERCIAL PAPER
  (Cost $2,498,408)....................................                  2,498,625
                                                                       -----------
TEMPORARY CASH INVESTMENTS -- (0.4%)
Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
  06/03/02 (Collateralized by FHLMC Notes 7.00%,
  02/15/03, valued at $387,780) to be repurchased at
  $379,053
  (Cost $379,000)......................................        379         379,000
                                                                       -----------
TOTAL INVESTMENTS -- (99.0%) (Cost $89,134,304)++......                 89,538,998
                                                                       -----------
OTHER ASSETS AND LIABILITIES -- (1.0%)
Interest Receivable....................................                    888,339
Other Liabilities in Excess of Other Assets............                    (21,279)
                                                                       -----------
                                                                           867,060
                                                                       -----------
NET ASSETS -- (100.0%) Applicable to 8,821,246
  Outstanding $.01 Par Value Shares (200,000,000 Shares
  Authorized)..........................................                $90,406,058
                                                                       ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $     10.25
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
  ++  The cost for federal income tax purposes is $89,134,304.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            STATEMENT OF NET ASSETS

                                  MAY 31, 2002

                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
AGENCY OBLIGATIONS -- (98.1%)
Federal Farm Credit Bank
    3.125%, 10/01/03...................................    $17,000     $17,062,203
    3.650%, 04/19/04...................................      5,000       5,025,545
Federal Home Loan Bank
    5.375%, 01/05/04...................................     36,000      37,263,492
    5.250%, 02/13/04...................................     10,000      10,373,780
Student Loan Marketing Association
    4.750%, 04/23/04...................................     20,000      20,501,660
Tennessee Valley Authority
    5.000%, 12/18/03...................................      3,500       3,590,958
                                                                       -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $93,614,879)...................................                 93,817,638
                                                                       -----------
TEMPORARY CASH INVESTMENTS -- (0.7%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by U.S. Treasury Bills
   1.68%, 06/27/02, valued at $634,206) to be
   repurchased at $624,087
   (Cost $624,000).....................................        624         624,000
                                                                       -----------
TOTAL INVESTMENTS -- (98.8%)
  (Cost $94,238,879)++.................................                 94,441,638
                                                                       -----------
OTHER ASSETS AND LIABILITIES -- (1.2%)
 Interest Receivable.................................................    1,228,710
 Other Liabilities in Excess of Other Assets.........................      (45,138)
                                                                       -----------
                                                                         1,183,572
                                                                       -----------
NET ASSETS -- (100.0%) Applicable to 9,277,049 Outstanding $.01 Par
  Value Shares (200,000,000 Shares Authorized).......................  $95,625,210
                                                                       ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.............  $     10.31
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
  ++  The cost for federal income tax purposes is $94,238,879.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002
                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

                                                       AAM/DFA
                                                      U.S. HIGH      AAM/DFA        AAM/DFA
                                                       BOOK TO       TWO-YEAR       TWO-YEAR
                                                       MARKET      FIXED INCOME    GOVERNMENT
                                                      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                    -------------  ------------  --------------
INVESTMENT INCOME
  Interest........................................         --         $1,697         $1,640
  Income Distributions Received from The DFA
    Investment Trust Company......................     $  330             --             --
                                                       ------         ------         ------
      Total Investment Income.....................        330          1,697          1,640
                                                       ------         ------         ------
EXPENSES
  Investment Advisory Services....................         --             71             73
  Administrative Services.........................          4             --             --
  Accounting & Transfer Agent Fees................          2             25             26
  Client Service Fees.............................         65             38             39
  Custodian Fees..................................         --              4              4
  Legal Fees......................................          2              4              3
  Audit Fees......................................          1              8              8
  Filing Fees.....................................          9              8              7
  Shareholders' Reports...........................          7              5              6
  Directors' Fees and Expenses....................          1              1              1
  Other...........................................         --              3              2
                                                       ------         ------         ------
      Total Expenses..............................         91            167            169
                                                       ------         ------         ------
  NET INVESTMENT INCOME (LOSS)....................        239          1,530          1,471
                                                       ------         ------         ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................        656          1,159          2,099
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................      6,393           (997)        (1,932)
                                                       ------         ------         ------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES........      7,049            162            167
                                                       ------         ------         ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................     $7,288         $1,692         $1,638
                                                       ======         ======         ======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                   AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS          YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,         NOV. 30,
                                                                        2002             2001
                                                                     -----------       ---------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................          $    239         $  1,751
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................                --           11,954
  Net Realized Gain (Loss) on Investment Securities Sold....               656           (1,108)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................             6,393              937
                                                                      --------         --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................             7,288           13,534
                                                                      --------         --------

Distributions From:
  Net Investment Income.....................................              (593)          (1,895)
  Net Realized Gains........................................           (11,234)         (18,577)
                                                                      --------         --------
        Total Distributions.................................           (11,827)         (20,472)
                                                                      --------         --------
Capital Share Transactions (1):
  Shares Issued.............................................             8,118            9,544
  Shares Issued in Lieu of Cash Distributions...............            11,587           20,051
  Shares Redeemed...........................................           (31,312)         (53,417)
                                                                      --------         --------
        Net Increase (Decrease) from Capital Share
          Transactions......................................           (11,607)         (23,822)
                                                                      --------         --------
        Total Increase (Decrease)...........................           (16,146)         (30,760)
NET ASSETS
    Beginning of Period.....................................            99,247          130,007
                                                                      --------         --------
    End of Period...........................................          $ 83,101         $ 99,247
                                                                      ========         ========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................               810              841
    Shares Issued in Lieu of Cash Distribution..............             1,209            1,909
    Shares Redeemed.........................................            (2,982)          (4,575)
                                                                      --------         --------
                                                                          (963)          (1,825)
                                                                      ========         ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                            AAM/DFA TWO-YEAR FIXED             AAM/DFA TWO-YEAR
                                                               INCOME PORTFOLIO              GOVERNMENT PORTFOLIO
                                                          --------------------------      --------------------------
                                                          SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                             ENDED           ENDED           ENDED           ENDED
                                                            MAY 31,        NOV. 30,         MAY 31,        NOV. 30,
                                                             2002            2001            2002            2001
                                                          -----------      ---------      -----------      ---------
                                                          (UNAUDITED)                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........................     $  1,530        $  5,112        $  1,471        $  5,026
  Net Realized Gain (Loss) on Investment Securities
    Sold..............................................        1,159             208           2,099           1,111
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities.............................         (997)          1,570          (1,932)          2,083
                                                           --------        --------        --------        --------

      Net Increase (Decrease) in Net Assets Resulting
        from Operations...............................        1,692           6,890           1,638           8,220
                                                           --------        --------        --------        --------

Distributions From:
  Net Investment Income...............................       (1,785)         (5,918)         (1,891)         (5,792)
  Net Realized Gains..................................           --              --            (431)             --
                                                           --------        --------        --------        --------
      Total Distributions.............................       (1,785)         (5,918)         (2,322)         (5,792)
                                                           --------        --------        --------        --------

Capital Share Transactions (1):
  Shares Issued.......................................        4,484           7,920           5,448          13,052
  Shares Issued in Lieu of Cash Distributions.........        1,697           5,638           2,267           5,653
  Shares Redeemed.....................................      (21,338)        (28,476)        (19,828)        (35,052)
                                                           --------        --------        --------        --------

      Net Increase (Decrease) from Capital Share
        Transactions..................................      (15,157)        (14,918)        (12,113)        (16,347)
                                                           --------        --------        --------        --------

      Total Increase (Decrease).......................      (15,250)        (13,946)        (12,797)        (13,919)

NET ASSETS
    Beginning of Period...............................      105,656         119,602         108,422         122,341
                                                           --------        --------        --------        --------
    End of Period.....................................     $ 90,406        $105,656        $ 95,625        $108,422
                                                           ========        ========        ========        ========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.....................................          441             782             533           1,287
    Shares Issued in Lieu of Cash Distributions.......          168             563             223             564
    Shares Redeemed...................................       (2,096)         (2,819)         (1,933)         (3,470)
                                                           --------        --------        --------        --------
                                                             (1,487)         (1,474)         (1,177)         (1,619)
                                                           ========        ========        ========        ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                   AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS     YEAR         YEAR         YEAR         YEAR         YEAR
                                        ENDED       ENDED        ENDED        ENDED        ENDED        ENDED
                                       MAY 31,    NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                        2002        2001         2000         1999         1998         1997
                                     -----------  ---------    ---------    ---------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................   $  11.17    $  12.14     $  13.82     $  13.99     $  13.12     $  10.77
                                      --------    --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....       0.03        0.25         0.22         0.24         0.21         0.20
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       0.81        0.90         0.12         0.35         1.27         2.45
                                      --------    --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................       0.84        1.15         0.34         0.59         1.48         2.65
                                      --------    --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.08)      (0.25)       (0.21)       (0.25)       (0.21)       (0.20)
  Net Realized Gains...............      (1.44)      (1.87)       (1.81)       (0.51)       (0.40)       (0.10)
                                      --------    --------     --------     --------     --------     --------
  Total Distributions..............      (1.52)      (2.12)       (2.02)       (0.76)       (0.61)       (0.30)
                                      --------    --------     --------     --------     --------     --------
Net Asset Value, End of Period.....   $  10.49    $  11.17     $  12.14     $  13.82     $  13.99     $  13.12
                                      ========    ========     ========     ========     ========     ========
Total Return.......................       8.75%#     10.74%        2.82%        4.44%       11.78%       25.01%

Net Assets, End of Period
  (thousands)......................   $ 83,101    $ 99,247     $130,007     $118,923     $145,278     $128,484
Ratio of Expenses to Average Net
  Assets (1).......................       0.36%*      0.36%        0.37%        0.35%        0.33%        0.36%
Ratio of Net Investment Income to
  Average Net Assets...............       0.55%*      1.53%        1.92%        1.56%        1.54%        1.76%
Portfolio Turnover Rate............        N/A         N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series......................         14%*         6%          26%          43%          25%          18%

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                    AAM/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS     YEAR         YEAR         YEAR         YEAR         YEAR
                                        ENDED       ENDED        ENDED        ENDED        ENDED        ENDED
                                       MAY 31,    NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                        2002        2001         2000         1999         1998         1997
                                     -----------  ---------    ---------    ---------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................   $  10.25    $  10.15     $  10.09     $  10.19     $  10.23     $  10.24
                                      --------    --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....       0.17        0.47         0.58         0.51         0.55         0.57
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       0.02        0.16         0.03        (0.07)          --        (0.01)
                                      --------    --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................       0.19        0.63         0.61         0.44         0.55         0.56
                                      --------    --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.19)      (0.53)       (0.55)       (0.52)       (0.59)       (0.56)
  Net Realized Gains...............         --          --           --        (0.02)          --        (0.01)
                                      --------    --------     --------     --------     --------     --------
  Total Distributions..............      (0.19)      (0.53)       (0.55)       (0.54)       (0.59)       (0.57)
                                      --------    --------     --------     --------     --------     --------
Net Asset Value, End of Period.....   $  10.25    $  10.25     $  10.15     $  10.09     $  10.19     $  10.23
                                      ========    ========     ========     ========     ========     ========
Total Return.......................       1.84%#      6.46%        6.29%        4.42%        5.64%        5.79%

Net Assets, End of Period
  (thousands)......................   $ 90,406    $105,656     $119,602     $138,612     $158,586     $153,772
Ratio of Expenses to Average Net
  Assets...........................       0.35%*      0.35%        0.34%        0.33%        0.31%        0.34%(1)
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)..........       0.35%*      0.35%        0.34%        0.33%        0.31%        0.35%(1)
Ratio of Net Investment Income to
  Average Net Assets...............       3.23%*      4.63%        5.72%        5.00%        5.43%        5.83%
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................       3.23%*      4.63%        5.72%        5.00%        5.43%        5.82%
Portfolio Turnover Rate............        177%*        58%          24%          46%          16%         N/A
Portfolio Turnover Rate of Master
  Fund Series......................        N/A         N/A          N/A          N/A          N/A          148%

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS     YEAR         YEAR         YEAR         YEAR         YEAR
                                        ENDED       ENDED        ENDED        ENDED        ENDED        ENDED
                                       MAY 31,    NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                        2002        2001         2000         1999         1998         1997
                                     -----------  ---------    ---------    ---------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................   $  10.37    $  10.13     $  10.05     $  10.19     $  10.20     $  10.23
                                      --------    --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....       0.16        0.47         0.58         0.49         0.53         0.54
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       0.02        0.29         0.03        (0.07)        0.02         0.01
                                      --------    --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................       0.18        0.76         0.61         0.42         0.55         0.55
                                      --------    --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.20)      (0.52)       (0.53)       (0.52)       (0.55)       (0.53)
  Net Realized Gains...............      (0.04)         --           --        (0.04)       (0.01)       (0.05)
                                      --------    --------     --------     --------     --------     --------
  Total Distributions..............      (0.24)      (0.52)       (0.53)       (0.56)       (0.56)       (0.58)
                                      --------    --------     --------     --------     --------     --------
Net Asset Value, End of Period.....   $  10.31    $  10.37     $  10.13     $  10.05     $  10.19     $  10.20
                                      ========    ========     ========     ========     ========     ========
Total Return.......................       1.77%#      7.79%        6.23%        4.19%        5.54%        5.58%

Net Assets, End of Period
  (thousands)......................   $ 95,625    $108,422     $122,341     $114,742     $127,486     $131,066
Ratio of Expenses to Average Net
  Assets...........................       0.35%*      0.34%        0.34%        0.34%        0.32%        0.37%(1)
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)..........       0.35%*      0.34%        0.34%        0.34%        0.32%        0.38%(1)
Ratio of Net Investment Income to
  Average Net Assets...............       3.02%*      4.57%        5.82%        4.86%        5.17%        5.53%
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................       3.02%*      4.57%        5.82%        4.86%        5.17%        5.52%
Portfolio Turnover Rate............        231%*       113%          90%          64%          70%         N/A
Portfolio Turnover Rate of Master
  Fund Series......................        N/A         N/A          N/A          N/A          N/A          154%

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios (the "Portfolios"), of which three are presented in this report.

    Effective April 1, 2002, the AAM/DFA Two-Year Corporate Fixed Income Portfolio changed its name. It is now known as the AAM/DFA Two-Year Fixed Income Portfolio.

    The AAM/DFA U.S. High Book to Market Portfolio ("Feeder Fund") invests all of its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At May 31, 2002, the Portfolio owned 5% of the outstanding shares of the Series.

    The financial statements of the Series is included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

    As of the close of business on November 30, 1997, the AAM/DFA Two-Year Corporate Fixed Income Portfolio and the AAM/DFA Two-Year Government Portfolio redeemed their entire interest in The DFA Two-Year Corporate Fixed Income Series and The DFA Two-Year Government Series, respectively, and received their share of the assets and liabilities of their Series. Immediately following this transaction, the respective Series were terminated.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The shares of The U.S. Large Cap Value Series held by the AAM/DFA U.S. High Book to Market Portfolio are valued at its respective daily net asset value. Securities held by the AAM/DFA Two-Year Fixed Income Portfolio and the AAM/DFA Two-Year Government Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are approved in good faith at fair value using methods approved by the Board of Directors.

    2. FEDERAL INCOME TAXES: It is the Portfolios' intention to continue to qualify as regulated investment companies and distribute all of their taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The AAM/DFA Two-Year Fixed Income Portfolio and the AAM/DFA Two-Year Government Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2002.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatment of net short-term capital gain distributions from The DFA Investment Trust Company. Expenses directly attributable to the Portfolios or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to one of the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to two of the Portfolios. For the six months ended May 31, 2002, the Portfolio's administrative fees or advisory fees, respectively, were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets for each Portfolio.

                                                              ADMINISTRATIVE FEES   ADVISORY FEES
                                                              -------------------   -------------
AAM/DFA U.S. High Book to Market Portfolio..................         0.01%                 --
AAM/DFA Two-Year Fixed Income Portfolio.....................            --              0.15%
AAM/DFA Two-Year Government Portfolio.......................            --              0.15%

    In addition, pursuant to a Client Service Agreement with Assante Asset Management, Inc. ("Assante"), the Portfolios pay to Assante fees at the following effective annual rates of their average daily net assets for each Portfolio.

AAM/DFA U.S. High Book to Market Portfolio..................  0.15%
AAM/DFA Two-Year Fixed Income Portfolio.....................  0.08%
AAM/DFA Two-Year Government Portfolio.......................  0.08%

    Until March 26, 1999, these fees were 0.09%, 0.04% and 0.04%, respectively, for each Portfolio.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2002, the following portfolios made the following purchases and sales of investment securities (amounts in thousands):

                                                                 U.S. GOVERNMENT        OTHER INVESTMENT
                                                                   SECURITIES              SECURITIES
                                                              ---------------------   --------------------
                                                              PURCHASES     SALES     PURCHASES    SALES
                                                              ---------   ---------   ---------   --------
AAM/DFA Two-Year Fixed Income Portfolio.....................        --          --     $83,416    $99,141
AAM/DFA Two-Year Government Portfolio.......................  $112,522    $126,901          --         --

E. INVESTMENT TRANSACTIONS:

    At May 31, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities for each Portfolio were as follows (amounts in thousands):

                                                              GROSS UNREALIZED   GROSS UNREALIZED
                                                                APPRECIATION       DEPRECIATION       NET
                                                              ----------------   ----------------   --------
AAM/DFA U.S. High Book to Market Portfolio..................       $1,831                --          $1,831
AAM/DFA Two-Year Fixed Income Portfolio.....................          428              $(23)            405
AAM/DFA Two-Year Government Portfolio.......................          203                --             203

    At May 31, 2002, the AAM/DFA Two-Year Fixed Income Portfolio had a capital loss carryforward for federal income tax purposes in the amount of approximately $246,000. Of this amount, $238,000 expires on November 30, 2008 with the remaining $8,000 expiring on November 30, 2009.

F. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate approved at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2003. There were no borrowings under the line of credit by the Portfolios during the six months ended May 31, 2002.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings under the line of credit by the Portfolios with the international custodian bank for the six months ended May 31, 2002.

G. COMPONENTS OF NET ASSETS:

    At May 31, 2002, net assets consisted of (amounts in thousands):

                                                              AAM/DFA U.S.     AAM/DFA       AAM/DFA
                                                              HIGH BOOK TO     TWO-YEAR      TWO-YEAR
                                                                 MARKET      FIXED INCOME   GOVERNMENT
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                              ------------   ------------   ----------
Paid-in Capital.............................................    $80,543        $88,385       $92,670
Accumulated Net Investment Income (Loss)....................        (54)           292           665
Accumulated Net Realized Gain (Loss)........................     (7,865)         1,324         2,087
Accumulated Appreciation (Depreciation) of Investment
 Securities.................................................     10,477            405           203
                                                                -------        -------       -------
Total Net Assets............................................    $83,101        $90,406       $95,625
                                                                =======        =======       =======

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

ASSETS:
Investment in The DFA International Value Series of The DFA
  Investment Trust Company (11,292,915 Shares, Cost
  $103,693)++ at Value......................................  $   128,626
Receivable for Investment Securities Sold...................           52
Prepaid Expenses and Other Assets...........................            5
                                                              -----------
    Total Assets............................................      128,683
                                                              -----------

LIABILITIES:
Payable for Fund Shares Redeemed............................           52
Accrued Expenses and Other Liabilities......................           35
                                                              -----------
    Total Liabilities.......................................           87
                                                              -----------

NET ASSETS..................................................  $   128,596
                                                              ===========

SHARES OUTSTANDING $0.01 PAR VALUE
  (Authorized 100,000,000)..................................   11,189,401
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     11.49
                                                              ===========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $   108,036
Accumulated Net Investment Income (Loss)....................         (159)
Accumulated Net Realized Gain (Loss)........................       (4,214)
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................       24,933
                                                              -----------
    Total Net Assets........................................  $   128,596
                                                              ===========

--------------

++ The cost for federal income tax purposes is $108,140.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

INVESTMENT INCOME
  Income Distributions Received from The DFA Investment
    Trust Company...........................................  $   302
                                                              -------

EXPENSES
  Administrative Services...................................        6
  Accounting & Transfer Agent Fees..........................        5
  Client Service Fees.......................................      120
  Legal Fees................................................        1
  Audit Fees................................................        1
  Filing Fees...............................................       10
  Shareholders' Reports.....................................        8
  Directors' Fees and Expenses..............................        1
                                                              -------
        Total Expenses......................................      152
                                                              -------
  NET INVESTMENT INCOME (LOSS)..............................      150
                                                              -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................      315
  Net Realized Gain (Loss) on Investment Securities Sold....     (291)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................   14,685
                                                              -------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES..................   14,709
                                                              -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $14,859
                                                              =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS          YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,         NOV. 30,
                                                                        2002             2001
                                                                     -----------       ---------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................          $    150         $  3,771
  Capital Gain Distributions Received from The DFA
    Investment Trust
    Company.................................................               315            6,840
  Net Realized Gain (Loss) on Investment Securities Sold....              (291)           1,510
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................            14,685          (31,583)
                                                                      --------         --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................            14,859          (19,462)
                                                                      --------         --------

Distributions From:
  Net Investment Income.....................................            (3,676)          (4,400)
  Net Realized Gains........................................            (8,650)         (19,083)
                                                                      --------         --------
        Total Distributions.................................           (12,326)         (23,483)
                                                                      --------         --------
Capital Share Transactions (1):
  Shares Issued.............................................            14,032           16,500
  Shares Issued in Lieu of Cash Distributions...............            12,326           23,483
  Shares Redeemed...........................................           (41,353)         (65,103)
                                                                      --------         --------
        Net Increase (Decrease) from Capital Share
          Transactions......................................           (14,995)         (25,120)
                                                                      --------         --------
        Total Increase (Decrease)...........................           (12,462)         (68,065)
NET ASSETS
    Beginning of Period.....................................           141,058          209,123
                                                                      --------         --------
    End of Period...........................................          $128,596         $141,058
                                                                      ========         ========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             1,354            1,322
    Shares Issued in Lieu of Cash Distributions.............             1,222            1,808
    Shares Redeemed.........................................            (3,811)          (5,155)
                                                                      --------         --------
                                                                        (1,235)          (2,025)
                                                                      ========         ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS     YEAR         YEAR         YEAR         YEAR         YEAR
                                        ENDED       ENDED        ENDED        ENDED        ENDED        ENDED
                                       MAY 31,    NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                        2002        2001         2000         1999         1998         1997
                                     -----------  ---------    ---------    ---------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................   $  11.35    $  14.47     $  15.29     $  13.86     $  12.84     $  13.76
                                      --------    --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....       0.06        0.32         0.30         0.35         0.30         0.22
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       1.22       (1.68)       (0.39)        1.42         1.21        (0.77)
                                      --------    --------     --------     --------     --------     --------
  Total from Invesrment
    Operations.....................       1.28       (1.36)       (0.09)        1.77         1.51        (0.55)
                                      --------    --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.34)      (0.33)       (0.32)       (0.29)       (0.27)       (0.23)
  Net Realized Gains...............      (0.80)      (1.43)       (0.41)       (0.05)       (0.22)       (0.14)
                                      --------    --------     --------     --------     --------     --------
  Total Distributions..............      (1.14)      (1.76)       (0.73)       (0.34)       (0.49)       (0.37)
                                      --------    --------     --------     --------     --------     --------
Net Asset Value, End of Period.....   $  11.49    $  11.35     $  14.47     $  15.29     $  13.86     $  12.84
                                      ========    ========     ========     ========     ========     ========
Total Return.......................      12.67%#    (10.97)%      (0.75)%      13.03%       12.28%       (4.04)%

Net Asset Value, End of Period
  (thousands)......................   $128,596    $141,058     $209,123     $259,693     $286,790     $275,057
Ratio of Expenses to Average Net
  Assets (1).......................       0.54%*      0.52%        0.52%        0.50%        0.46%        0.50%
Ratio of Net Investment Income to
  Average Net Assets...............       0.24%*      2.14%        1.85%        2.20%        2.10%        1.72%
Portfolio Turnover Rate............        N/A         N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series......................         10%*         6%           9%           6%          15%          23%

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the Master Fund Series.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirty-nine portfolios, of which the AAM/DFA International High Book to Market Portfolio ("Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2002, the Portfolio owned 10% of the outstanding shares of the Series.

    The financial statements of the Series are included elsewhere in this report and should be read in conjunction with these financial statements.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing currency and foreign taxes on capital gains. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

    The Series may be subject to taxes imposed by countries in which its invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2002, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets for each Fund.

    In addition, pursuant to a Client Service Agreement with Assante Asset Management, Inc. ("Assante"), the Portfolio pays to Assante a fee at the effective annual rate of 0.19% of its average daily net assets. Until March 26, 1999, this fee was 0.13% of its average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENT TRANSACTIONS:

    At May 31, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................      $20,486
Gross Unrealized Depreciation...............................           --
                                                                  -------
Net.........................................................      $20,486
                                                                  =======

E. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate approved at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2003. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 2002.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings under the line of credit by the Portfolio with the international custodian bank for the six months ended May 31, 2002.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (98.5%)
 *3COM Corp............................................      152,600   $      847,693
 *#Adelphia Communications Corp. Class A...............      179,500          126,547
 *Advanced Micro Devices, Inc..........................       86,100          984,123
 #Aetna, Inc...........................................      539,626       25,821,104
 *AK Steel Holding Corp................................      663,675        9,271,540
 *Alaska Air Group, Inc................................      108,500        3,021,725
 Albemarle Corp........................................      102,100        3,254,948
 *Allegheny Corp.......................................       17,239        3,203,868
 Alliant Energy Corp...................................      212,900        5,859,008
 Allmerica Financial Corp..............................       94,900        4,607,395
 Allstate Corp.........................................      923,700       35,543,976
 Amerada Hess Corp.....................................       71,400        5,872,650
 *America West Holdings Corp. Class B..................       19,400           59,170
 American Financial Group, Inc.........................      177,400        4,743,676
 American National Insurance Co........................       46,700        4,690,081
 #AmerUs Group Co......................................       45,600        1,616,520
 *#AMR Corp............................................      361,200        7,567,140
 Anadarko Petroleum Corp...............................       75,000        3,806,250
 *AOL Time Warner, Inc.................................      804,000       15,034,800
 Apache Corp...........................................       39,300        2,188,224
 *Apple Computer, Inc..................................        1,000           23,295
 Archer-Daniels Midland Co.............................    2,375,260       34,560,033
 *Arrow Electronics, Inc...............................      308,200        7,711,164
 Ashland, Inc..........................................      245,700        9,334,143
 Astoria Financial Corp................................       25,200          878,724
 AT&T Corp.............................................    1,638,800       19,616,436
 *#AT&T Wireless Services, Inc.........................    2,041,537       16,556,865
 *AutoNation, Inc......................................    2,057,600       35,452,448
 Bank of Hawaii Corp...................................      337,800        9,779,310
 Bear Stearns Companies, Inc...........................      373,770       22,444,888
 Belo Corp. Class A....................................      324,200        7,767,832
 Big Lots, Inc.........................................      253,500        4,537,650
 #Boise Cascade Corp...................................      213,400        7,592,772
 *Borders Group, Inc...................................       22,700          473,068
 Borg-Warner, Inc......................................      100,800        6,491,520
 Bowater, Inc..........................................      168,400        8,820,792
 Brunswick Corp........................................      297,600        7,916,160
 Burlington Northern Santa Fe Corp.....................    1,283,000       36,308,900
 Centex Corp...........................................      229,000       12,308,750
 *Charter Communications, Inc..........................      109,000          759,185
 *CIENA Corp...........................................       54,000          305,910
 Cincinnati Financial Corp.............................      551,580       25,016,911
 Circuit City Stores, Inc. (Circuit City Group)........       59,200        1,356,272
 *Clear Channel Communications, Inc....................      465,300       24,767,919
 *#CNA Financial Corp..................................      635,600       16,906,960
 *CNET Networks, Inc...................................       38,114          118,344
 Coca-Cola Enterprises, Inc............................    1,785,400       38,832,450
 *#Comcast Corp. Class A Special.......................      441,700       12,436,063
 Commerce Group, Inc...................................       93,100        3,662,554
 Commercial Federal Corp...............................       98,900        2,848,320
 *Comverse Tecnology, Inc..............................       29,400          348,537
 *#Conseco, Inc........................................    1,199,100        3,345,489
 *Corning, Inc.........................................      430,000        2,064,000
                                                            SHARES             VALUE+
                                                            ------             ------
 #Countrywide Credit Industries, Inc...................      410,000   $   20,217,100
 *Cox Communications, Inc..............................      324,900       10,929,636
 CSX Corp..............................................      577,800       19,876,320
 #Cummins Engine Co., Inc..............................      143,100        5,267,511
 Curtiss-Wright Corp-Cl B W/I..........................       13,565          961,623
 Dana Corp.............................................      510,700       10,888,124
 Delta Air Lines, Inc..................................      402,500       10,565,625
 Dillards, Inc. Class A................................      348,900       10,477,467
 Eastman Chemical Co...................................       83,200        3,848,000
 *#Extended Stay America, Inc..........................      346,900        5,553,869
 *Federated Department Stores, Inc.....................      618,200       25,599,662
 #First American Financial Corp........................       54,300        1,205,460
 First Citizens Bancshares, Inc........................       10,300        1,155,299
 Florida East Coast Industries Inc. Class B............        7,739          176,836
 Florida East Coast Industries, Inc....................       60,400        1,510,000
 *Foot Locker, Inc.....................................      175,000        2,677,500
 Ford Motor Co.........................................    1,831,500       32,325,975
 *Gateway, Inc.........................................       54,500          292,120
 GATX Corp.............................................      140,300        4,482,585
 #General Motors Corp..................................      860,100       53,455,215
 *General Motors Corp. Class H.........................      826,438       12,049,466
 Georgia-Pacific Corp..................................      334,900        8,938,481
 Golden State Bancorp, Inc.............................      103,200        3,943,272
 Goodyear Tire & Rubber Co.............................      493,200       10,810,944
 Greenpoint Financial Corp.............................      265,700       13,593,212
 Halliburton Co........................................       26,100          484,155
 Harris Corp...........................................      151,400        5,709,294
 *Healthsouth Corp.....................................    1,481,200       20,958,980
 *Hearst-Argyle Television, Inc........................      238,600        6,170,196
 Helmerich & Payne, Inc................................      146,800        5,607,760
 Hibernia Corp.........................................      301,300        6,047,091
 #Hollinger International, Inc. Class A................      268,700        3,157,225
 Horton (D.R.), Inc....................................      598,615       14,678,040
 *Humana, Inc..........................................      618,900        9,419,658
 Huntington Bancshares, Inc............................       11,000          219,615
 *i2 Technologies Inc..................................      205,800          813,939
 Ikon Office Solutions, Inc............................        7,300           68,255
 IMC Global, Inc.......................................      438,300        6,144,966
 Independence Community Bank Corp......................       12,500          391,187
 *Ingram Micro, Inc....................................      269,200        3,876,480
 #International Paper Co...............................    1,215,775       52,399,902
 *Invitrogen Corp......................................        1,800           63,270
 *JDS Uniphase Corp....................................    1,046,400        3,678,096
 JP Morgan Chase & Co..................................        2,500           89,875
 *#Key3Media Group, Inc................................       56,100           58,905
 KeyCorp...............................................      941,600       25,705,680
 Lafarge Corp..........................................      257,500       10,789,250
 *Lear Corp............................................      110,900        5,125,798
 *#Level 3 Communications, Inc.........................      195,500          880,727
 *Liberty Media Corp...................................    1,630,800       19,651,140
 Lincoln National Corp.................................      309,400       13,867,308
 Loews Corp............................................      636,800       36,361,280
 Louisiana-Pacific Corp................................      383,400        4,044,870
 Lubrizol Corp.........................................      182,000        6,371,820
 *Lucent Technologies, Inc.............................      802,700        3,732,555

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Lyondell Chemical Co..................................      447,200   $    7,343,024
 *Mandalay Resort Group................................      296,300        9,659,380
 *Manor Care, Inc......................................      202,000        5,231,800
 Marathon Oil Corp.....................................      911,450       24,991,959
 *Maxtor Corp..........................................        1,400            7,420
 MBIA, Inc.............................................      139,650        7,835,762
 MeadWestavco Corp.....................................      758,431       23,936,082
 MetLife, Inc..........................................      285,000        9,470,550
 *MGM Grand, Inc.......................................       99,000        3,731,310
 *MIPS Technologies, Inc., Class B.....................       10,116           67,980
 Mony Group, Inc.......................................       51,200        1,780,736
 Norfolk Southern Corp.................................    1,537,600       32,550,992
 #Northrop Grumman Corp................................      241,000       29,235,710
 *Novell, Inc..........................................        5,800           19,836
 Occidental Petroleum Corp.............................      650,800       19,432,888
 Old Republic International Corp.......................      334,275       11,097,930
 Omnicare, Inc.........................................      360,300       10,117,224
 *Pactiv Corp..........................................      613,100       14,205,527
 *PanAmSat Corp........................................        2,700           66,434
 *Park Place Entertainment Corp........................      800,400        9,044,520
 #Penney (J.C.) Co., Inc...............................    1,120,000       27,395,200
 Penzoil Quaker State Co...............................       55,600        1,200,404
 PepsiAmericas, Inc....................................       19,700          313,230
 *Peregrine Systems, Inc...............................        2,800            3,822
 Phelps Dodge Corp.....................................      287,085       11,199,186
 Phillips Petroleum Co.................................      113,000        6,503,150
 *#Pioneer Natural Resources Co........................      483,900       11,676,507
 *#Pride International, Inc............................       59,700        1,158,180
 Protective Life Corp..................................       11,700          391,482
 Providian Financial Corp..............................      131,100        1,068,465
 Pulitzer, Inc.........................................        1,700           84,915
 Pulte Homes Inc.......................................      124,200        6,735,366
 Questar Corp..........................................      271,400        7,482,498
 *Quintiles Transnational Corp.........................       21,500          305,623
 *Qwest Communications International, Inc..............    1,048,900        5,412,324
 Rayonier, Inc.........................................       83,000        4,359,160
 Raytheon Co...........................................    1,084,000       47,912,800
 *#Rite Aid Corp.......................................      969,800        3,268,226
 RJ Reynolds Tobacco Holdings, Inc.....................      251,326       17,768,748
 Rockwell International Corp...........................       12,400          272,056
 Ryder System, Inc.....................................      275,400        8,234,460
 Safeco Corp...........................................      486,400       15,557,504
 Saint Paul Companies, Inc.............................      695,326       29,627,841
 *Saks, Inc............................................      743,200       10,375,072
 *Sanmina Corp.........................................       43,100          497,159
 Sears, Roebuck & Co...................................      254,200       15,010,510
 *Service Corp. International..........................      903,100        3,738,834
 *Six Flags, Inc.......................................      315,900        5,073,354
 *Smurfit-Stone Container Corp.........................      151,726        2,473,892
 *Solectron Corp.......................................      145,400        1,174,832
 Sovereign Bancorp, Inc................................      781,020       12,090,190
 #Sprint Corp..........................................      381,900        6,282,255
 #Starwood Hotels and Resorts Worldwide, Inc...........      573,700       20,303,243
 Sunoco, Inc...........................................      298,800       10,625,328
                                                            SHARES             VALUE+
                                                            ------             ------
 Supervalu, Inc........................................      565,200   $   17,057,736
 Telephone & Data Systems, Inc.........................        7,300          553,340
 Temple-Inland, Inc....................................      131,300        7,310,784
 Textron, Inc..........................................       23,200        1,088,544
 Thomas & Betts Corp...................................       46,900        1,023,358
 Tidewater, Inc........................................      100,900        4,111,675
 *#Toys R Us, Inc......................................      819,300       14,952,225
 TRW, Inc..............................................       30,000        1,647,000
 #Tyson Foods, Inc. Class A............................      912,556       13,469,327
 #UAL Corp.............................................      187,700        2,288,063
 Union Pacific Corp....................................      824,200       50,474,008
 Unionbancal Corp......................................       86,600        4,246,864
 *United Rentals, Inc..................................      288,500        6,733,590
 *United States Cellular Corp..........................       13,000          483,340
 United States Steel Corp..............................      326,200        6,700,148
 Unitrin, Inc..........................................      223,800        8,786,388
 UnumProvident Corp....................................      838,989       21,226,422
 #Valero Energy Corp...................................      114,300        4,514,850
 Valhi, Inc............................................      158,500        1,751,425
 *VeriSign, Inc........................................       62,300          603,376
 *Viacom, Inc. Class B.................................        3,000          146,880
 *Vishay Intertechnology, Inc..........................      182,616        4,485,049
 Visteon Corp..........................................      273,569        4,308,712
 *Vitesse Semiconductor, Inc...........................        2,800           14,070
 *WebMD Corp...........................................      321,200        2,095,830
 Weis Markets, Inc.....................................       20,800          770,224
 Wesco Financial Corp..................................       13,540        4,183,860
 Weyerhaeuser Co.......................................      204,100       13,368,550
 *Worldcom, Inc........................................    1,396,700        2,318,522
 Worthington Industries, Inc...........................      140,800        2,147,200
 *Xerox Corp...........................................       75,000          672,750
 York International Corp...............................      137,800        4,885,010
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,594,634,484)................................                 1,780,654,721
                                                                       --------------
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by FHLMC Notes 7.00%,
   02/15/03, valued at $28,415,423) to be repurchased
   at $27,998,896
   (Cost $27,995,000)..................................   $   27,995       27,995,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,622,629,484)++..............................                $1,808,649,721
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,622,798,949.

                See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
UNITED KINGDOM -- (22.9%)
COMMON STOCKS -- (22.8%)
 3I Group P.L.C........................................       98,697   $    1,093,215
 *AWG P.L.C............................................      151,281        1,217,455
 Abbey National P.L.C..................................      193,192        2,922,910
 Aggregate Industries P.L.C............................    1,377,058        1,974,623
 Alliance & Leicester P.L.C............................      348,000        4,455,465
 Allied Domecq P.L.C...................................      749,994        5,127,585
 Antofagasta Holdings P.L.C............................      256,000        2,198,790
 Arriva P.L.C..........................................      180,600          901,110
 Associated British Foods P.L.C........................      805,096        7,374,418
 Associated British Ports Holdings P.L.C...............      375,400        2,515,739
 BAA P.L.C.............................................    1,159,709       10,435,900
 BAE Systems P.L.C.....................................      154,500          868,091
 BG Group P.L.C........................................    2,666,548       11,578,330
 BOC Group P.L.C.......................................      153,883        2,400,234
 BPB P.L.C.............................................      458,500        2,542,637
 *BT Group P.L.C.......................................      258,500        1,060,015
 Barratt Developments P.L.C............................      253,000        1,702,880
 Bellway P.L.C.........................................       38,000          279,399
 Berkeley Group P.L.C..................................      138,452        1,549,767
 Bodycote International P.L.C..........................      276,890          867,015
 Britannic P.L.C.......................................      212,200        2,215,364
 #*British Airways P.L.C...............................    1,102,331        3,274,265
 *British Energy P.L.C.................................      218,000          547,847
 British Land Co. P.L.C................................      544,028        4,855,756
 Brixton Estate P.L.C..................................      235,685          884,556
 CGU P.L.C.............................................    2,066,834       19,324,676
 Cable and Wireless P.L.C..............................      423,658        1,301,789
 *Canary Wharf Group P.L.C.............................      468,000        3,288,660
 *Carphone Warehouse Group P.L.C.......................      298,000          327,027
 Chelsfield P.L.C......................................      281,789        1,467,844
 #*Colt Telecom Group PLC..............................      886,000          635,237
 Cookson Group P.L.C...................................      785,120          964,986
 *Corus Group P.L.C....................................    3,256,227        4,192,790
 Debenhams P.L.C.......................................      322,324        1,660,126
 *Dimension Data Holdings P.L.C........................      615,000          521,926
 *Galen Holdings P.L.C.................................       63,000          477,964
 Granada Compass P.L.C.................................      264,000          508,933
 Great Portland Estates P.L.C..........................      118,365          495,331
 Great Universal Stores P.L.C..........................      403,877        3,829,393
 Greene King P.L.C.....................................       26,000          299,401
 HBOS P.L.C............................................      133,218        1,612,034
 Hammerson P.L.C.......................................      305,500        2,809,456
 Hanson P.L.C..........................................      702,123        5,321,680
 Hilton Group P.L.C....................................    1,326,517        4,765,079
 IMI P.L.C.............................................       24,000          112,901
 *Independent Insurance Group P.L.C....................      130,000                0
 Innogy Holdings PLC...................................      555,400        2,228,734
 *International Power P.L.C............................      838,900        2,310,739
 Johnson Matthey P.L.C.................................      182,299        2,894,142
 Kelda Group P.L.C.....................................      161,510          987,828
 Lattice Group P.L.C...................................    2,666,548        7,081,607
 Lex Service P.L.C.....................................       33,800          252,228
 Liberty International P.L.C...........................      306,297        2,760,764
                                                            SHARES             VALUE+
                                                            ------             ------
 Logica P.L.C..........................................      140,170   $      454,804
 Luminar P.L.C.........................................       15,000          192,595
 MFI Furniture Group P.L.C.............................      350,900          747,054
 Marks & Spencer Group P.L.C...........................    1,615,525        8,958,982
 Mersey Docks & Harbour Co. P.L.C......................       53,050          467,679
 Millennium and Copthorne Hotels P.L.C.................      305,000        1,535,197
 Northern Rock P.L.C...................................      344,000        3,626,588
 Novar P.L.C...........................................      498,245        1,119,070
 P & 0 Princess Cruises P.L.C..........................      506,638        3,313,684
 Peninsular & Oriental Steam Navigation Co.............      736,498        2,898,876
 Pennon Group P.L.C....................................       51,969          525,066
 Pilkington P.L.C......................................    1,232,624        1,812,602
 Pillar Property P.L.C.................................       50,000          321,174
 Powergen P.L.C........................................      579,761        6,506,540
 RMC Group P.L.C.......................................      285,000        3,023,351
 Railtrack Group P.L.C.................................      370,742        1,356,181
 Rank Group P.L.C......................................      818,064        3,417,426
 Rexam P.L.C...........................................      447,639        3,111,195
 Rio Tinto P.L.C.......................................      527,564       10,050,598
 Rolls-Royce P.L.C.....................................    1,167,129        3,176,417
 Royal & Sun Alliance Insurance Group P.L.C............    1,651,296        7,079,430
 Royal Bank of Scotland Group P.L.C....................      203,111        5,914,149
 Safeway P.L.C.........................................    1,146,683        5,113,201
 Sainsbury (J.) P.L.C..................................    1,807,539        9,970,910
 Scottish & Newcastle P.L.C............................      621,069        5,897,804
 Scottish Power P.L.C..................................      212,685        1,249,477
 Seibe P.L.C...........................................           33               51
 Severn Trent P.L.C....................................      210,597        2,398,924
 Six Continents P.L.C..................................      765,570        8,547,030
 Slough Estates P.L.C..................................      447,600        2,724,515
 Smith (David S.) Holdings P.L.C.......................      113,000          292,656
 Smith (W.H.) P.L.C....................................      203,000        1,312,877
 *Somerfield P.L.C.....................................      173,905          320,618
 Spirent P.L.C.........................................      497,860          888,736
 Stagecoach Holdings P.L.C.............................    1,449,413        1,489,856
 Tate & Lyle P.L.C.....................................      520,200        2,591,751
 Taylor Woodrow P.L.C..................................      595,551        1,742,829
 *Telewest Communications P.L.C........................      682,000           49,895
 Tesco P.L.C...........................................    4,061,292       15,331,678
 Thistle Hotels P.L.C..................................      466,707          870,683
 *Thus Group PLC.......................................       22,945            5,036
 Trinity P.L.C.........................................      223,190        1,471,212
 United Business Media P.L.C...........................       90,262          719,132
 United Utilities P.L.C................................      265,595        2,588,212
 Vodafone Group P.L.C..................................      997,000        1,506,229
 Waste Recycling Group P.L.C...........................      133,875          859,943
 Whitbread P.L.C.......................................      325,864        3,027,721
 Wilson Bowden P.L.C...................................       96,900        1,258,340
 Wimpey (George) P.L.C.................................      409,585        1,730,501
 Wolseley P.L.C........................................      499,998        5,326,052
 Wolverhampton & Dudley Breweries P.L.C................       28,300          277,439
 Woolworths Group P.L.C................................       81,000           49,482

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 XANSA P.L.C...........................................      295,956   $      617,089
 *mmo2 P.L.C...........................................      745,000          463,288
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $269,070,295)..................................                   297,578,466
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.1%)
 *British Pound Sterling
   (Cost $1,491,836)...................................                     1,496,325
                                                                       --------------
TOTAL -- UNITED KINGDOM
  (Cost $270,562,131)..................................                   299,074,791
                                                                       --------------
JAPAN -- (21.1%)
COMMON STOCKS -- (21.1%)
 AIOI Insurance Co., Ltd...............................      928,735        2,028,088
 #Aisin Seiki Co., Ltd.................................      137,000        1,917,547
 Alps Electric Co., Ltd................................        8,000          103,142
 Amada Co., Ltd........................................      376,000        2,017,845
 Aomori Bank, Ltd......................................      170,000          578,079
 Aoyama Trading Co., Ltd...............................       41,100          464,649
 Autobacs Seven Co., Ltd...............................       12,300          349,869
 Awa Bank, Ltd.........................................      196,600          915,666
 #Bank of Kyoto, Ltd...................................      347,400        1,363,278
 #Bank of Nagoya, Ltd..................................      185,000          791,575
 Bank of Yokohama, Ltd.................................      978,000        3,893,063
 Brother Industries, Ltd...............................       43,000          237,348
 Canon Sales Co., Inc..................................      124,900        1,046,698
 Casio Computer Co., Ltd...............................       92,000          498,917
 Chiba Bank, Ltd.......................................      941,000        3,199,836
 Chudenko Corp.........................................       84,460        1,259,066
 Chugoku Bank, Ltd.....................................      238,800        1,510,531
 Citizen Watch Co., Ltd................................      318,000        2,124,258
 Coca-Cola West Japan Co., Ltd.........................        7,000          138,194
 #Cosmo Oil Co., Ltd...................................      764,000        1,440,572
 Dai Nippon Printing Co., Ltd..........................       99,000        1,372,909
 Daicel Chemical Industries, Ltd.......................      485,000        1,520,257
 Daido Steel Co., Ltd..................................      143,000          331,859
 Daishi Bank, Ltd......................................      355,000        1,127,068
 Daito Trust Construction Co., Ltd.....................      180,784        3,153,868
 *Daiwa Bank, Ltd......................................      926,000          701,398
 Daiwa House Industry Co., Ltd.........................      663,000        4,647,918
 Dowa Fire & Marine Insurance Co., Ltd.................      383,000        1,431,998
 Ezaki Glico Co., Ltd..................................      174,600          949,672
 Fuji Photo Film Co., Ltd..............................      355,000       11,156,260
 Fujikura, Ltd.........................................      131,000          557,354
 Fukui Bank, Ltd.......................................      343,000        1,163,595
 #Fukuoka Bank, Ltd....................................      215,000          796,933
 *Fukuoka City Bank, Ltd...............................      264,532          539,293
 Fukuyama Transporting Co., Ltd........................      266,000        1,127,439
 Furukawa Electric Co., Ltd............................      104,000          486,057
 Futaba Corp...........................................       16,000          501,528
 #Futaba Industrial Co., Ltd...........................       85,000        1,017,117
 Gunma Bank, Ltd.......................................      173,000          755,564
 Gunze, Ltd............................................       77,000          297,823
 Hachijuni Bank, Ltd...................................      185,000          867,602
 #Hankyu Department Stores, Inc........................       54,000          422,076
 #Hanshin Electric Railway Co., Ltd....................      141,000          376,074
 Heiwa Corp............................................       12,000          193,875
 Higo Bank, Ltd........................................      308,000        1,047,343
 #Hiroshima Bank, Ltd..................................      593,000        1,940,021
 Hitachi Cable, Ltd....................................      127,000          668,256
 #Hitachi Maxell, Ltd..................................       96,000        1,539,395
                                                            SHARES             VALUE+
                                                            ------             ------
 Hitachi Metals, Ltd...................................      360,000   $    1,334,400
 Hitachi, Ltd..........................................    3,717,000       28,154,387
 Hokkoku Bank, Ltd.....................................      120,000          428,362
 Hokuetsu Paper Mills, Ltd.............................      162,000          972,516
 #*Hokuriku Bank, Ltd..................................      891,000        1,450,290
 House Foods Corp......................................      117,000        1,176,593
 #Hyakugo Bank, Ltd. (105th Bank)......................      258,000          908,504
 #Hyakujishi Bank, Ltd.................................      314,000        1,644,632
 Ishikawajima-Harima Heavy Industries Co., Ltd.........      180,000          317,645
 Iyo Bank, Ltd.........................................      110,000          567,281
 Izumi Co., Ltd........................................       19,000          302,375
 Japan Airport Terminal Co., Ltd.......................       33,000          295,163
 Joyo Bank, Ltd........................................      291,000          778,497
 #Juroku Bank, Ltd.....................................      349,000        1,347,059
 Kagoshima Bank, Ltd...................................      266,000          853,081
 #Kajima Corp..........................................      826,000        2,542,547
 Kamigumi Co., Ltd.....................................      357,000        1,495,882
 Kandenko Co., Ltd.....................................      266,000        1,037,415
 Kansai Paint Co., Ltd., Osaka.........................      108,000          261,078
 *Kawasaki Heavy Industries, Ltd.......................      407,000          590,327
 #Kikkoman Corp........................................      259,000        1,607,001
 Kinden Corp...........................................       90,000          428,603
 #Kissei Pharmaceutical Co., Ltd.......................       41,000          543,470
 *Kobe Steel, Ltd......................................    2,632,000        1,336,140
 Kokusai Securities Co., Ltd...........................       91,000          604,219
 #Kokuyo Co., Ltd......................................       43,000          478,160
 Komatsu, Ltd..........................................    1,279,000        4,586,234
 Komori Corp...........................................       74,000          898,012
 #Koyo Seiko Co........................................      198,000        1,053,016
 Kubota Corp...........................................      140,000          453,503
 Kuraray Co., Ltd......................................      127,000          869,858
 Kyushu Matsushita Electric Co., Ltd...................       26,000          206,784
 Lion Corp.............................................      325,000        1,168,003
 #Makita Corp..........................................      209,000        1,370,870
 #*Marubeni Corp.......................................    1,942,000        2,081,261
 Maruichi Steel Tube, Ltd..............................      117,000        1,352,893
 #Matsushita Electric Industrial Co., Ltd..............    1,933,000       26,946,578
 Matsushita-Kotobuki Electronics Industries, Ltd.......       23,000          265,953
 Meiji Seika Kaisha, Ltd. Tokyo........................      127,000          497,354
 Michinoku Bank, Ltd...................................      187,000        1,015,610
 *Millea Holdings, Inc.................................           46          403,511
 Mitsubishi Gas Chemical Co., Inc......................      548,000        1,117,189
 Mitsubishi Heavy Industries, Ltd......................      611,000        2,141,688
 Mitsubishi Logistics Corp.............................       55,000          431,222
 *Mitsubishi Materials Corp............................      975,000        2,160,543
 Mitsui Chemicals, Inc.................................      116,800          646,584
 *Mitsui Engineering and Shipbuilding Co., Ltd.........      781,000        1,120,203
 Mitsui Marine & Fire Insurance Co., Ltd...............       35,000          196,574
 #Mitsui Trust Holdings................................       81,000          154,689
 Mizuho Holdings, Inc..................................          449        1,107,117
 Mori Seiki Co., Ltd...................................      121,000        1,114,441
 Musashino Bank, Ltd...................................       26,000          838,029
 NGK Spark Plug Co., Ltd...............................       10,000           82,755
 *NKK Corp.............................................    2,612,000        2,525,690
 #NTN Corp.............................................      398,000        1,561,844
 *NTT Docomo, Inc......................................          183          495,468
 Namco, Ltd............................................        5,500          107,252
 #Nanto Bank, Ltd......................................      288,000          881,864

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 New Japan Securities Co., Ltd.........................      275,000   $      598,304
 Nichicon Corp.........................................       12,000          159,838
 Nichirei Corp.........................................      366,000        1,265,214
 Nihon Unisys, Ltd.....................................       10,000           84,770
 Nippon Broadcasting System, Inc.......................       10,500          380,739
 Nippon COMSYS Corp....................................       44,000          299,595
 *Nippon Electric Glass Co., Ltd.......................       44,000          487,862
 Nippon Kayaku Co., Ltd................................       53,000          241,296
 Nippon Meat Packers, Inc., Osaka......................        4,000           46,414
 Nippon Mitsubishi Oil Corp............................    1,863,050       10,043,297
 Nippon Sanso Corp.....................................      367,000        1,315,987
 Nippon Sheet Glass Co., Ltd...........................      143,000          571,536
 Nippon Shokubai Co., Ltd..............................      163,000          801,204
 Nipponkoa Insurance Co., Ltd..........................       45,000          174,415
 #Nishimatsu Construction Co., Ltd.....................      364,000        1,123,378
 #Nishi-Nippon Bank, Ltd...............................      156,540          426,351
 Nisshin Seifun Group, Inc.............................       96,000          701,624
 Nisshinbo Industries, Inc.............................      305,000        1,430,370
 *Nissho Iwai Corp.....................................      544,000          438,354
 Obayashi Corp.........................................      520,000        1,579,684
 #Ogaki Kyoritsu Bank, Ltd.............................       50,000          231,667
 Oji Paper Co., Ltd....................................      275,000        1,422,635
 Onward Kashiyama Co., Ltd.............................       57,000          586,532
 Pioneer Electronic Corp...............................       60,000        1,128,922
 Q.P. Corp.............................................      124,000        1,024,168
 Rengo Co., Ltd........................................       23,000           65,237
 Rinnai Corp...........................................        5,500          126,752
 Sanyo Shinpan Finance Co., Ltd........................       12,900          375,252
 Sapporo Breweries, Ltd................................      112,000          342,947
 Sapporo Hokuyo Holdings, Inc..........................          110          388,233
 Seino Transportation Co., Ltd.........................       58,000          341,642
 Sekisui Chemical Co., Ltd.............................      557,000        1,880,593
 Sekisui House, Ltd....................................      938,000        7,006,615
 Seventy-seven (77) Bank, Ltd..........................      130,000          519,578
 #Shiga Bank, Ltd......................................      272,000          949,036
 Shikoku Bank, Ltd.....................................       72,000          375,372
 Shima Seiki Manufacturing Co., Ltd....................        5,000          110,797
 Shimachu Co., Ltd.....................................       20,200          382,512
 *Shimadzu Corp........................................      181,000          532,350
 Shimizu Corp..........................................      997,000        3,575,039
 Shiseido Co., Ltd.....................................       63,000          832,549
 Shizuoka Bank, Ltd....................................      159,000        1,013,443
 Shohkoh Fund & Co., Ltd...............................        3,860          541,206
 Showa Shell Sekiyu KK.................................      110,000          723,283
 #*Snow Brand Milk Products Co., Ltd...................      419,000          455,799
 Sumitomo Corp.........................................      430,000        2,844,705
 Sumitomo Electric Industries, Ltd.....................      144,000        1,138,301
 Sumitomo Forestry Co., Ltd............................      139,000          857,964
 *Sumitomo Metal Industries, Ltd. Osaka................    1,481,000          632,494
 Sumitomo Metal Mining Co., Ltd........................      313,000        1,475,455
 Sumitomo Osaka Cement Co., Ltd........................       64,000          108,815
 Sumitomo Rubber.......................................       22,000          101,047
 Sumitomo Trust & Banking Co., Ltd.....................       21,000          117,944
 Suruga Bank, Ltd......................................       87,000          395,388
 Suzuken Co., Ltd......................................       26,400          627,555
 Taiheiyo Cement Corp..................................    1,209,800        2,281,157
 #Taisei Corp..........................................    1,325,000        3,309,811
 Takashimaya Co., Ltd..................................      214,000        1,431,257
 Teijin, Ltd...........................................      803,000        2,989,394
 Teikoku Oil Co., Ltd..................................      346,000        1,611,497
 Toda Corp.............................................      418,000          966,682
                                                            SHARES             VALUE+
                                                            ------             ------
 Toho Bank, Ltd........................................      240,000   $      818,045
 Tokuyama Corp.........................................      248,000          865,297
 #Tokyo Style Co., Ltd.................................      133,000        1,190,670
 Toppan Printing Co., Ltd..............................      105,000        1,170,984
 *Toshiba TEC Corp.....................................      345,000          920,180
 Toto, Ltd.............................................      247,000        1,204,143
 Toyo Seikan Kaisha, Ltd...............................      287,600        4,150,593
 Toyo Suisan Kaisha, Ltd...............................      116,000        1,071,194
 Toyoda Automatic Loom Works, Ltd......................       74,900        1,267,438
 Toyota Auto Body Co., Ltd.............................       86,000          970,180
 Toyota Tsusho Corp....................................      314,000        1,404,262
 #*UFJ Holdings, Inc...................................          822        2,453,375
 UNY Co., Ltd..........................................       64,000          765,829
 *Victor Co. of Japan, Ltd.............................      246,000        1,585,809
 Wacoal Corp...........................................      149,000        1,179,026
 Yamagata Bank, Ltd....................................      153,700          683,658
 Yamaguchi Bank, Ltd...................................      133,000          874,515
 Yamaha Corp...........................................       70,000          688,151
 Yamatake-Honeywell Co., Ltd...........................       87,000          669,496
 Yamazaki Baking Co., Ltd..............................       74,000          469,280
 Yasuda Fire & Marine Insurance Co., Ltd...............      177,000        1,169,534
 *Yasuda Trust & Banking Co., Ltd......................      993,000          496,097
 #Yokogawa Electric Corp...............................      337,000        2,946,357
 Yokohama Rubber Co., Ltd..............................      410,000        1,086,940
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $383,665,787)..................................                   275,969,902
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $154,840).....................................                       155,288
                                                                       --------------
TOTAL -- JAPAN
  (Cost $383,820,627)..................................                   276,125,190
                                                                       --------------
FRANCE -- (10.3%)
COMMON STOCKS -- (10.3%)
 AGF (Assurances Generales de France SA)...............      115,514        5,611,719
 Air Liquide...........................................        7,865        1,229,182
 Alcatel SA............................................       12,150          144,158
 Alstom SA.............................................        4,900           61,754
 Arcelor SA............................................      167,800        2,384,400
 BNP Paribas SA........................................      649,686       36,569,457
 *Beghin-Say...........................................       18,900          807,813
 Cie de Saint-Gobain...................................       65,436       11,615,243
 Compagnie Francaise D'Assurance Pour Le Commerce
   Exterieur SA........................................        1,000           56,475
 Credit Lyonnais SA....................................       57,100        2,410,129
 De la Rue Imperiale de Lyon...........................        5,000          700,679
 Dior (Christian) SA...................................       50,000        2,055,326
 Eiffage SA............................................        2,277          200,069
 Esso SA...............................................          686           55,501
 *Euro Disney SCA......................................       24,250           17,898
 Faurecia SA...........................................          500           22,889
 Fimalac SA............................................       15,988          715,165
 Fonciere Lyonnaise SA.................................       10,950          323,777
 France Telecom SA.....................................       26,500          514,210
 Gecina SA.............................................        3,400          330,347
 Generale des Establissements Michelin SA Series B.....       87,500        3,416,979
 Groupe Danone.........................................       25,000        3,454,348
 Imerys SA.............................................       11,000        1,291,772

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 LaFarge SA............................................       22,230   $    2,267,880
 Lafarge Prime Fidelity................................       77,517        7,759,739
 Lagardere S.C.A. SA...................................       10,200          460,548
 *Orange SA............................................      110,700          615,350
 Pechiney SA Series A..................................       55,475        2,980,047
 Pernod-Ricard SA......................................       38,900        3,494,273
 Peugeot SA............................................      222,900       11,765,665
 #Rallye SA............................................       18,020          909,089
 #Remy Cointreau SA....................................       28,750          880,987
 SEB SA Prime Fidelite 2002............................        3,800          329,628
 Seb Prime Fid.........................................        9,000          742,860
 Societe BIC SA........................................       10,800          420,239
 Societe des Ciments de Francais.......................       24,900        1,193,369
 Societe Financiere Interbail SA.......................       11,550          353,711
 Societe Generale, Paris...............................      281,728       19,147,892
 Total SA..............................................       25,000        3,898,112
 Unibail SA............................................        4,200          266,819
 Valeo SA..............................................       53,800        2,392,474
 Vivendi Universal SA..................................       25,600          803,595
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $82,456,771)...................................                   134,671,567
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Banque Nationale de Paris CVG Rights 07/15/02........       58,864           46,744
 *Rallye SA Series A Warrants 11/30/03.................       18,020            6,902
 *Rallye SA Series B Warrants 11/30/05.................       18,020            8,754
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $240,642)......................................                        62,400
                                                                       --------------
TOTAL -- FRANCE
  (Cost $82,697,413)...................................                   134,733,967
                                                                       --------------
GERMANY -- (7.7%)
COMMON STOCKS -- (7.7%)
 Allianz AG............................................        5,000        1,111,744
 BASF AG...............................................      490,050       22,708,060
 BHW Holding AG, Berlin................................       34,600          586,693
 *Bankgesellschaft Berlin AG...........................      233,550          499,658
 Bayer AG..............................................      168,100        5,473,038
 Bayerische Vereinsbank AG.............................      337,110       11,873,286
 Berliner Kraft & Licht Bewag AG.......................      177,600        2,455,628
 #*Commerzbank AG......................................      408,050        7,452,777
 *Continental AG.......................................       44,100          799,279
 DaimlerChrysler AG, Stuttgart.........................       15,400          761,087
 Degussa AG............................................        7,800          262,334
 Depfa Bank PLC........................................       28,400        2,122,591
 Deutsche Bank AG......................................      359,305       25,645,701
 Deutsche Lufthansa AG.................................      305,250        4,163,576
 Fresenius Medical Care AG.............................       27,600        1,416,885
 Heidelberger Druckmaschinen AG........................        4,200          200,899
 Heidelberger Zement AG, Heidelberg....................       27,170        1,167,630
 Hochtief AG...........................................       56,150        1,133,082
 Karstadt Quelle AG....................................       20,000          566,149
 Linde AG..............................................       76,000        3,802,166
 #MAN AG...............................................       88,000        2,051,215
 MG Technologies AG....................................        2,100           21,424
 Merck KGAA............................................       36,000        1,008,978
 SCA Hygiene Products AG...............................        3,550          756,173
 Stinnes AG............................................          800           20,553
 ThyssenKrupp AG.......................................      108,750        1,765,782
                                                            SHARES             VALUE+
                                                            ------             ------
 Veba AG...............................................        7,600   $      396,902
 Volkswagen AG.........................................       15,550          839,685
                                                                       --------------
TOTAL -- GERMANY
  (Cost $95,239,661)...................................                   101,062,975
                                                                       --------------
NETHERLANDS -- (6.6%)
COMMON STOCKS -- (6.6%)
 ABN-AMRO Holding NV...................................    1,135,766       21,953,690
 Buhrmann NV...........................................       85,938        1,011,612
 DSM NV................................................       73,437        3,492,132
 #Fortis NV............................................      409,133        9,249,917
 Ing Groep NV..........................................    1,439,214       38,064,769
 *Koninklijke KPN NV...................................       43,622          191,541
 Koninklijke Philips Electronics NV....................      392,656       12,230,263
 Koninklijke Vendex KBB NV.............................       12,244          167,236
 NV Holdingsmij de Telegraaf...........................        6,800          143,574
                                                                       --------------
TOTAL -- NETHERLANDS
  (Cost $44,555,108)...................................                    86,504,734
                                                                       --------------
SWITZERLAND -- (6.3%)
COMMON STOCKS -- (6.3%)
 #Baloise-Holding......................................      275,060       22,647,064
 Banque Cantonale Vaudois..............................        5,795          739,738
 Ciba Spezialitaetenchemie Holding AG..................        7,000          554,006
 Cie Financiere Richemont AG Series A..................      909,600       23,947,995
 #Clariant AG..........................................       12,800          320,251
 Fischer (Georg) AG, Schaffhausen......................       12,987        2,826,558
 Givaudan SA, Vernier..................................        1,702          665,909
 Helvetia Patria Holding...............................       22,926        3,409,408
 *Intershop Holding AG, Zuerich........................        5,400        2,895,128
 Jelmoli Holding AG, Zuerich...........................          500          449,970
 *Kuoni Reisen Holding AG..............................          860          231,087
 Pargesa Holding SA, Geneve............................        1,935        4,236,136
 Rieters Holdings......................................        1,390          337,127
 Schindler Holding AG, Hergiswil Partizipsch...........        3,469        7,085,150
 Schweizerische Lebensversicherungs und
   Rentenanstalt.......................................        1,130          378,645
 Sig Holding AG........................................       40,330        5,148,171
 *UBS AG...............................................       42,000        2,196,813
 #Unaxis Holding AG....................................       17,100        2,103,707
 #Zurich Versicherungs-Gesellschaft - Allied AG........        9,364        2,172,504
                                                                       --------------
TOTAL -- SWITZERLAND
  (Cost $57,350,813)...................................                    82,345,367
                                                                       --------------
ITALY -- (3.8%)
COMMON STOCKS -- (3.8%)
 #*Alitalia Linee Aeree Italiane SpA Series A..........      900,000          605,387
 #Banca di Roma SpA....................................    2,022,125        4,845,664
 #Banca Popolare di Lodi Scarl.........................      116,000        1,193,173
 *Banca Popolare di Milano.............................      325,400        1,349,766
 #Banca Popolare di Verona-Banco San Geminiano e San
   Prospero Scarl......................................       87,000        1,108,643
 Banca Toscana.........................................      607,000        2,523,519
 #Buzzi Unicem SpA.....................................       63,000          559,142
 CIR SpA (Cie Industriale Riunite), Torino.............      500,000          598,847
 #Cia Assicuratrice Unipol SpA.........................      254,000          972,916

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 #Fiat SpA.............................................      482,482   $    5,769,644
 #IFIL Finanziaria Partecipazioni SpA..................      510,187        2,345,052
 Ing C.Olivetti & C SpA, Ivrea.........................    1,247,500        1,482,469
 #Intesabci SpA........................................    5,900,212       17,473,698
 #Italcementi Fabriche Riunite Cemento SpA, Bergamo....      378,560        3,448,239
 #Milano Assicurazioni SpA.............................      221,000          617,336
 #Parmalat Finanziaria SpA.............................      468,000        1,442,839
 #Pirelli SpA..........................................    1,115,000        1,514,597
 Rinascente per l'Esercizio di Grande Magazzini SpA....      252,500          901,120
 #SAI SpA (Sta Assicuratrice Industriale), Torino......       40,000          630,798
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $49,837,696)...................................                    49,382,849
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Fiat SpA Warrants 01/31/07
   (Cost $0)...........................................       51,693           23,664
                                                                       --------------
TOTAL -- ITALY
  (Cost $49,837,696)...................................                    49,406,513
                                                                       --------------
AUSTRALIA -- (3.6%)
COMMON STOCKS -- (3.6%)
 AMP, Ltd..............................................      198,889        1,902,651
 AXA Asia Pac Hldgs....................................    1,769,850        3,085,666
 Amcor, Ltd............................................      659,406        3,378,028
 Boral, Ltd............................................      687,465        1,502,103
 CSR, Ltd..............................................    1,092,526        4,069,298
 Commonwealth Bank of Australia........................       47,607          902,771
 Goodman Fielder, Ltd..................................    1,594,112        1,470,849
 Lion Nathan, Ltd......................................      529,600        1,438,967
 MIM Holdings..........................................    2,331,362        1,596,823
 Mirvac, Ltd...........................................      721,212        1,706,479
 Normandy Mining Corp..................................      721,573        2,152,547
 Nrma Insurance Group, Ltd.............................      827,000        1,544,832
 *One Tel Ltd..........................................    1,004,200           90,950
 Orica, Ltd............................................      324,030        1,692,968
 Origin Energy, Ltd....................................      598,130        1,168,090
 Paperlinx, Ltd........................................      350,400        1,043,306
 Publishing and Broadcasting, Ltd......................      396,940        2,089,631
 Quantas Airways, Ltd..................................    1,390,948        3,598,230
 Santos, Ltd...........................................      676,765        2,375,152
 Seven Network, Ltd....................................      225,871          759,467
 St. George Bank, Ltd..................................      341,977        3,803,831
 Stockland Trust Group.................................       20,000           51,964
 *Stockland Trust Group Issue 02.......................          641            1,600
 WMC, Ltd..............................................    1,077,515        5,898,092
 Westpac Banking Corp..................................          339            3,176
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $40,151,579)...................................                    47,327,471
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $383,405).....................................                       386,895
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $136).........................................          107               87
                                                                       --------------
                                                            SHARES             VALUE+
                                                            ------             ------
RIGHTS/WARRANTS -- (0.0%)
 *AMP, Ltd. Contingent Rights 06/30/02
   (Cost $0)...........................................      161,533   $            0
                                                                       --------------
TOTAL -- AUSTRALIA
  (Cost $40,535,120)...................................                    47,714,453
                                                                       --------------
SPAIN -- (3.2%)
COMMON STOCKS -- (3.2%)
 Acerinox SA...........................................      130,740        5,226,473
 #*Arcelor SA..........................................       30,000          430,217
 #Aurea Concesiones de Infraestructuras del Estado
   SA..................................................      155,700        3,392,151
 #Autopistas Concesionaria Espanola SA.................      500,301        5,272,279
 Banco de Andalucia....................................          900           39,939
 Banco Pastor SA.......................................      118,800        2,219,752
 Cementos Portland SA..................................          900           31,699
 #Cia Espanola de Petroleous SA........................      449,382        7,347,028
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA.......................................      108,900          779,318
 #Ebro Puleva SA.......................................       16,020          187,530
 Endesa SA, Madrid.....................................      190,892        2,960,423
 Iberdrola SA..........................................      535,000        7,447,286
 *Iberia Lineas Aereas de Espana SA....................       40,100           71,554
 Metrovacesa SA........................................       99,185        2,107,145
 Repsol SA.............................................       53,700          631,121
 Sol Melia SA..........................................        6,400           48,012
 *Terra Networks SA....................................       27,300          162,465
 Union Fenosa SA.......................................      230,000        4,132,045
                                                                       --------------
TOTAL -- SPAIN
  (Cost $31,690,233)...................................                    42,486,437
                                                                       --------------
SWEDEN -- (2.8%)
COMMON STOCKS -- (2.8%)
 #Billerud AB..........................................      152,584        1,511,972
 Gambro AB Series A....................................      351,000        2,396,825
 Gambro AB Series B....................................      125,700          858,350
 Holmen AB Series A....................................        6,300          164,640
 #Holmen AB Series B...................................       82,900        2,191,993
 *Pergo AB.............................................            3                6
 SSAB Swedish Steel Series A...........................      107,700        1,288,395
 SSAB Swedish Steel Series B...........................       38,000          437,028
 Skandinaviska Enskilda Banken Series A................      196,000        1,952,249
 Skandinaviska Enskilda Banken Series C................        9,800           88,556
 Svenska Cellulosa AB Series A.........................       57,000        1,969,552
 Svenska Cellulosa AB Series B.........................      266,500        9,276,932
 Svenska Kullagerfabriken AB Series A..................       68,400        1,717,285
 Svenska Kullagerfabriken AB Series B..................       89,700        2,238,238
 Volvo AB Series A.....................................      194,100        3,438,129
 Volvo AB Series B.....................................      373,100        6,934,439
                                                                       --------------
TOTAL -- SWEDEN
  (Cost $33,436,074)...................................                    36,464,589
                                                                       --------------
HONG KONG -- (2.5%)
COMMON STOCKS -- (2.5%)
 #Amoy Properties, Ltd.................................    3,841,000        4,407,521
 #Hang Lung Development Co., Ltd.......................    1,765,000        1,674,571
 #Hysan Development Co., Ltd...........................    1,361,367        1,387,616

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Kerry Properties, Ltd.................................    1,308,130   $    1,417,212
 New World Development Co., Ltd........................    2,333,871        1,930,028
 Shangri-La Asia, Ltd..................................    2,982,000        2,293,961
 #Sino Land Co., Ltd...................................    4,976,107        1,834,234
 Swire Pacific, Ltd. Series A..........................    1,062,000        5,841,292
 Tsim Sha Tsui Properties, Ltd.........................    1,352,000        1,378,069
 Wharf Holdings, Ltd...................................    3,251,214        7,669,914
 #Wheelock and Co., Ltd................................    2,699,000        2,353,092
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $47,220,587)...................................                    32,187,510
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $12,760)......................................                        12,760
                                                                       --------------
TOTAL -- HONG KONG
  (Cost $47,233,347)...................................                    32,200,270
                                                                       --------------
FINLAND -- (2.2%)
COMMON STOCKS -- (2.2%)
 Avestapolarit Oyj.....................................       30,272          148,477
 Fortum Oyj............................................    1,071,385        6,005,577
 Huhtamaki Van Leer Oyj................................        9,700          436,341
 Kesko Oyj.............................................      232,100        2,487,119
 Metra Oyj Series B....................................       47,700          770,943
 #Metsa-Serla Oyj Series B.............................      437,500        3,997,375
 Metso Oyj.............................................      171,757        2,406,931
 Outokumpu Oyj Series A................................      351,300        3,862,892
 Pohjola Group P.L.C. Series D.........................        9,200          157,460
 Stora Enso Oyj Series R...............................      547,800        7,983,707
                                                                       --------------
TOTAL -- FINLAND
  (Cost $24,404,639)...................................                    28,256,822
                                                                       --------------
BELGIUM -- (1.2%)
COMMON STOCKS -- (1.2%)
 *Banque Bruxelles Lambert VVPR........................          128                3
 #Groupe Bruxelles Lambert.............................       55,500        2,934,725
 Heidelberger Zement AG................................        7,666          331,237
 #Nationale a Portefeuille.............................        4,029          487,444
 Sofina SA.............................................       10,500          459,085
 #Solvay SA............................................      101,490        7,021,118
 Suez (ex Suez Lyonnaise des Eaux).....................       95,400        2,744,202
 Tessenderlo Chemie....................................       14,400          456,058
 #Union Miniere SA.....................................       40,200        1,682,151
                                                                       --------------
TOTAL -- BELGIUM
  (Cost $13,450,418)...................................                    16,116,023
                                                                       --------------
DENMARK -- (0.9%)
COMMON STOCKS -- (0.9%)
 #Carlsberg A.S. Series B..............................       12,850          684,942
 Danisco A.S...........................................       26,130          926,345
 Danske Bank A.S.......................................      329,253        6,043,200
 *Gn Great Nordic A.S..................................       11,420           49,530
 *Jyske Bank A.S.......................................       16,350          402,864
 #Nordic Baltic Holding AB.............................      475,918        2,752,164
 Tele Danmark A.S......................................       11,250          294,171
                                                                       --------------
TOTAL -- DENMARK
  (Cost $7,346,003)....................................                    11,153,216
                                                                       --------------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.7%)
 #Capitaland, Ltd......................................      517,000          442,689
 City Developments, Ltd................................      214,000          706,614
                                                            SHARES             VALUE+
                                                            ------             ------
 DBS Group Holdings, Ltd...............................       65,000   $      512,920
 Fraser & Neave, Ltd...................................      692,100        3,021,205
 *Fraser & Neave, Ltd..................................      116,000          496,634
 Keppel Corp., Ltd.....................................    1,657,000        3,765,003
 Overseas Chinese Banking Corp., Ltd...................       94,000          636,546
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $9,969,935)....................................                     9,581,611
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Singapore Dollars
   (Cost $867,595).....................................                       868,864
                                                                       --------------
TOTAL -- SINGAPORE
  (Cost $10,837,530)...................................                    10,450,475
                                                                       --------------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
 Allied Irish Banks P.L.C..............................      103,405        1,439,414
 *Elan Corp. P.L.C.....................................       82,816          843,332
 Independent News & Media P.L.C........................       17,503           35,484
 Irish Permanent P.L.C.................................      102,920        1,554,776
 Jefferson Smurfit Group P.L.C.........................    1,559,414        4,632,831
                                                                       --------------
TOTAL -- IRELAND
  (Cost $6,786,618)....................................                     8,505,837
                                                                       --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 #Bergesen Dy ASA Series A.............................      105,892        2,220,396
 #Den Norske Bank ASA Series A.........................      589,194        3,051,859
 Norsk Hydro ASA.......................................       16,700          840,000
 #Norske Skogindustrier ASA Series A...................        7,500          142,286
 *Storebrand ASA.......................................       41,900          271,942
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $6,009,012)....................................                     6,526,483
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $22,183)......................................                        22,491
                                                                       --------------
TOTAL -- NORWAY
  (Cost $6,031,195)....................................                     6,548,974
                                                                       --------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
 Banco Espirito Santo e Comercial de Lisboa............      136,717        1,481,625
 *Cimpor Cimentos de Portugal SA.......................      100,653        1,922,994
 *Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................       37,200          255,440
 Portugal Telecom SA...................................       50,082          364,951
 *Sonae SGPS SA........................................    1,385,100          957,571
                                                                       --------------
TOTAL -- PORTUGAL
  (Cost $5,282,349)....................................                     4,982,581
                                                                       --------------
GREECE -- (0.2%)
COMMON STOCKS -- (0.2%)
 *Agricultural Bank of Greece S.A......................       48,500          351,610
 Alpha Credit Bank.....................................       23,300          340,883
 *Commercial Bank of Greece............................       20,200          472,546
 EFG Eurobank Ergasias S.A.............................       60,097          803,996

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Hellenic Petroleum S.A................................      135,530   $      774,899
 National Bank of Greece...............................       23,200          479,436
                                                                       --------------
TOTAL -- GREECE
  (Cost $3,183,562)....................................                     3,223,370
                                                                       --------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd.
   (Cost $2,003,278)...................................    1,509,500        1,453,235
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $33,132)......................................                        37,634
                                                                       --------------
TOTAL -- NEW ZEALAND
  (Cost $2,036,410)....................................                     1,490,869
                                                                       --------------
AUSTRIA -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Telekom Austria AG...................................       85,400          738,002
 #Voest-Alpine Stahl AG................................       23,100          726,845
                                                                       --------------
TOTAL -- AUSTRIA
  (Cost $1,367,453)....................................                     1,464,847
                                                                       --------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency
   (Cost $1,327,849)...................................                     1,347,517
                                                                       --------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad
   (Cost $1,085,453)...................................      691,000           83,647
                                                                       --------------
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.0%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by U.S. Treasury Bills
   1.70%, 09/12/02, valued at $26,702,815) to be
   repurchased at $26,309,220
   (Cost $26,308,000)..................................   $   26,308       26,308,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,246,405,702)++..............................                $1,308,051,464
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,246,527,069.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2002
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

                                                                THE U.S.        THE DFA
                                                               LARGE CAP     INTERNATIONAL
                                                                 VALUE           VALUE
                                                                 SERIES         SERIES
                                                              ------------   -------------
ASSETS:
Investment at Value.........................................  $  1,808,650   $  1,308,051
Collateral for Securities Loaned............................       141,081        169,590
Cash........................................................             1             16
Receivables:
  Dividends, Interest, and Tax Reclaims.....................         3,342          5,663
  Investment Securities Sold................................            --            428
  Fund Shares Sold..........................................         1,190            611
Prepaid Expenses and Other Assets...........................             7              5
                                                              ------------   ------------
    Total Assets............................................     1,954,271      1,484,364
                                                              ------------   ------------

LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................       141,081        169,590
  Investment Securities Purchased...........................         1,126          4,681
  Fund Shares Redeemed......................................            33            730
Accrued Expenses and Other Liabilities......................           267            396
                                                              ------------   ------------
    Total Liabilities.......................................       142,507        175,397
                                                              ------------   ------------

NET ASSETS..................................................  $  1,811,764   $  1,308,967
                                                              ============   ============

SHARES OUTSTANDING $0.01 PAR VALUE
  (Unlimited Number of Shares Authorized)...................   115,729,069    114,897,175
                                                              ============   ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $      15.66   $      11.39
                                                              ============   ============
Investments at Cost.........................................  $  1,622,629   $  1,246,406
                                                              ============   ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002
                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

                                                      THE U.S.        THE DFA
                                                      LARGE CAP    INTERNATIONAL
                                                    VALUE SERIES   VALUE SERIES
                                                    -------------  -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0
    and $1,800 respectively)......................    $ 12,571        $ 16,423
  Interest........................................         191             257
  Income from Securities Lending..................         111             748
                                                      --------        --------
      Total Investment Income.....................      12,873          17,428
                                                      --------        --------
EXPENSES
  Investment Advisory Services....................         844           1,192
  Accounting & Transfer Agent Fees................         296             362
  Custodian Fees..................................          80             164
  Legal Fees......................................           7               6
  Audit Fees......................................          12               9
  Shareholders' Reports...........................           4              14
  Trustees' Fees and Expenses.....................           4               6
  Other...........................................          15              37
                                                      --------        --------
      Total Expenses..............................       1,262           1,790
                                                      --------        --------
  NET INVESTMENT INCOME (LOSS)....................      11,611          15,638
                                                      --------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................      23,524          19,122
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................          --             (88)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities and Foreign
    Currency......................................     104,553         110,932
  Translation of Foreign Currency Denominated
    Amounts.......................................          --             223
                                                      --------        --------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................     128,077         130,189
                                                      --------        --------
NET INCREASE (DECREASE) IN ASSETS RESULTING FROM
 OPERATIONS.......................................    $139,688        $145,827
                                                      ========        ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                         THE U.S. LARGE CAP              THE DFA INTERNATIONAL
                                                            VALUE SERIES                      VALUE SERIES
                                                    ----------------------------      ----------------------------
                                                    SIX MONTHS          YEAR          SIX MONTHS          YEAR
                                                       ENDED            ENDED            ENDED            ENDED
                                                      MAY 31,         NOV. 30,          MAY 31,         NOV. 30,
                                                       2002             2001             2002             2001
                                                    -----------      -----------      -----------      -----------
                                                    (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..................    $   11,611       $   28,673       $   15,638       $   32,544
  Net Realized Gain (Loss) on Investment
    Securities Sold.............................        23,524          (11,185)          19,122            4,644
  Net Realized Gain (Loss) on Foreign Currency
    Transactions................................            --               --              (88)            (237)
  Change in Unrealized Appreciation
    (Depreciation) of Investment Securities and
    Foreign Currency............................       104,553          165,772          110,932         (187,094)
  Translation of Foreign Currency Denominated
    Amounts.....................................            --               --              223              169
                                                    ----------       ----------       ----------       ----------

      Net Increase (Decrease) in Net Assets
        Resulting from Operations...............       139,688          183,260          145,827         (149,974)
                                                    ----------       ----------       ----------       ----------

Distributions From:
  Net Investment Income.........................        (6,287)         (30,420)          (2,833)         (33,105)
  Net Realized Gains............................            --         (167,503)          (2,946)         (53,326)
                                                    ----------       ----------       ----------       ----------
      Total Distributions.......................        (6,287)        (197,923)          (5,779)         (86,431)
                                                    ----------       ----------       ----------       ----------

Capital Share Transactions (1):
  Shares Issued.................................       197,934          186,202          143,771          176,620
  Shares Issued in Lieu of Cash Distributions...         5,045          191,512            5,779           86,431
  Shares Redeemed...............................      (161,699)        (461,311)        (188,731)        (372,027)
                                                    ----------       ----------       ----------       ----------

      Net Increase (Decrease) from Capital Share
        Transactions............................        41,280          (83,597)         (39,181)        (108,976)
                                                    ----------       ----------       ----------       ----------

      Total Increase (Decrease).................       174,681          (98,260)         100,867         (345,381)

NET ASSETS
    Beginning of Period.........................     1,637,083        1,735,343        1,208,100        1,553,481
                                                    ----------       ----------       ----------       ----------
    End of Period...............................    $1,811,764       $1,637,083       $1,308,967       $1,208,100
                                                    ==========       ==========       ==========       ==========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...............................        13,101           12,674           13,738           15,819
    Shares Issued in Lieu of Cash
      Distributions.............................           334           13,967              578            7,470
    Shares Redeemed.............................       (11,096)         (31,216)         (18,465)         (32,904)
                                                    ----------       ----------       ----------       ----------
                                                         2,339           (4,575)          (4,149)          (9,615)
                                                    ==========       ==========       ==========       ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS      YEAR          YEAR          YEAR          YEAR          YEAR
                                        ENDED       ENDED         ENDED         ENDED         ENDED         ENDED
                                       MAY 31,     NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                        2002         2001          2000          1999          1998          1997
                                     -----------  ----------    ----------    ----------    ----------    ----------
                                     (UNAUDITED)
Net Asset Value, Beginning of        $    14.44   $    14.71    $    17.79    $    18.79    $    18.09    $    15.52
  Period...........................
                                     ----------   ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        0.10         0.25          0.33          0.34          0.31          0.32
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        1.18         1.25          0.04          0.46          1.71          3.38
                                     ----------   ----------    ----------    ----------    ----------    ----------
  Total from Investment
    Operations.....................        1.28         1.50          0.37          0.80          2.02          3.70
                                     ----------   ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.06)       (0.27)        (0.32)        (0.34)        (0.32)        (0.31)
  Net Realized Gains...............          --        (1.50)        (3.13)        (1.46)        (1.00)        (0.82)
                                     ----------   ----------    ----------    ----------    ----------    ----------
  Total Distributions..............       (0.06)       (1.77)        (3.45)        (1.80)        (1.32)        (1.13)
                                     ----------   ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period.....  $    15.66   $    14.44    $    14.71    $    17.79    $    18.79    $    18.09
                                     ==========   ==========    ==========    ==========    ==========    ==========
Total Return.......................        8.86%#      10.97%         3.06%         4.64%        11.93%        25.31%

Net Assets, End of Period
  (thousands)......................  $1,811,764   $1,637,083    $1,735,343    $1,788,082    $1,755,907    $1,489,996
Ratio of Expenses to Average Net
  Assets...........................        0.15%*       0.15%         0.16%         0.16%         0.16%         0.18%
Ratio of Net Investment Income to
  Average Net Assets...............        1.38%*       1.66%         2.20%         1.80%         1.67%         1.96%
Portfolio Turnover Rate............          14%*          6%           26%           43%           25%           18%

--------------

*   Annualized

#   Non-Annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS      YEAR          YEAR          YEAR          YEAR          YEAR
                                        ENDED       ENDED         ENDED         ENDED         ENDED         ENDED
                                       MAY 31,     NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                        2002         2001          2000          1999          1998          1997
                                     -----------  ----------    ----------    ----------    ----------    ----------
                                     (UNAUDITED)
Net Asset Value, Beginning of        $    10.15   $    12.07    $    13.18    $    11.95    $    10.90    $    11.79
  Period...........................
                                     ----------   ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        0.14         0.27          0.27          0.28          0.22          0.24
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        1.16        (1.49)        (0.31)         1.29          1.13         (0.67)
                                     ----------   ----------    ----------    ----------    ----------    ----------
  Total from Investment
    Operations.....................        1.30        (1.22)        (0.04)         1.57          1.35         (0.43)
                                     ----------   ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.03)       (0.27)        (0.26)        (0.31)        (0.27)        (0.22)
  Net Realized Gains...............       (0.03)       (0.43)        (0.81)        (0.03)        (0.03)        (0.24)
                                     ----------   ----------    ----------    ----------    ----------    ----------
  Total Distributions..............       (0.06)       (0.70)        (1.07)        (0.34)        (0.30)        (0.46)
                                     ----------   ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period.....  $    11.39   $    10.15    $    12.07    $    13.18    $    11.95    $    10.90
                                     ==========   ==========    ==========    ==========    ==========    ==========
Total Return.......................       12.79%#     (10.75)%       (0.51)%       13.27%        12.50%        (3.84)%

Net Assets, End of Period
  (thousands)......................  $1,308,967   $1,208,100    $1,553,481    $1,660,377    $1,720,249    $1,582,086
Ratio of Expenses to Average Net
  Assets...........................        0.30%*       0.29%         0.29%         0.29%         0.29%         0.32%
Ratio of Net Investment Income to
  Average Net Assets...............        2.63%*       2.32%         2.13%         2.17%         1.90%         2.09%
Portfolio Turnover Rate............          10%*          6%            9%            6%           15%           23%

--------------

*   Annualized

#   Non-Annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-five series, of which two (the "Series") are presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Series in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2002.

    5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent books/tax differences which arose principally from differing book/tax treatment of foreign currency and foreign taxes on capital gains. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

    The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2002, the advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% and 0.20 of 1% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2002, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

                                                              PURCHASES     SALES
                                                              ---------   ---------
The U.S. Large Cap Value Series.............................  $140,755    $121,135
The DFA International Value Series..........................    59,288     128,864

E. INVESTMENT TRANSACTIONS:

    At May 31, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

                                                             GROSS UNREALIZED   GROSS UNREALIZED
                                                               APPRECIATION       DEPRECIATION        NET
                                                             ----------------   ----------------   ---------
The U.S. Large Cap Value Series............................      $401,794           $(215,943)     $185,851
The DFA International Value Series.........................       276,704            (215,180)       61,524

    At May 31, 2002, The U.S. Large Cap Value Series had a capital loss carryforward for federal income tax purposes in the amount of approximately $11,185,000, all of which expires on November 30, 2009.

    Certain of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. The DFA International Value Series realized gains on the sale of passive foreign investment companies of $7,580,897, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

F. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate approved at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2003. Borrowings under the line of credit for The U.S. Large Cap Value Series and The International Value Series during the six months ending May 31, 2002 were as follows:

                                            WEIGHTED       WEIGHTED       NUMBER OF    INTEREST   MAXIMUM AMOUNT
                                             AVERAGE     AVERAGE LOAN       DAYS        EXPENSE   BORROWED DURING
                                          INTEREST RATE     BALANCE      OUTSTANDING   INCURRED     THE PERIOD
                                          -------------  -------------  -------------  ---------  ---------------
The U.S. Large Cap Value Series.........       2.59%     $  9,617,222        9         $  6,231     $20,002,000
The DFA International Value Series......       2.64%       11,214,286        7            5,748      15,700,000

    There were no outstanding borrowings under the line of credit at May 31, 2002.

    The Trust together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings under the line of credit by the Series with the international custodian bank for the six months ended May 31, 2002.

G. COMPONENTS OF NET ASSETS:

    At May 31, 2002, net assets consisted of (amounts in thousands):

                                            THE U.S.       THE DFA
                                           LARGE CAP    INTERNATIONAL
                                          VALUE SERIES  VALUE SERIES
                                          ------------  -------------
Paid-in Capital.........................   $1,607,553   $  1,216,128
Accumulated Net Investment Income
 (Loss).................................        6,021         13,860
Accumulated Net Realized Gain (Loss)....       12,169         17,314
Accumulated Net Realized Foreign
 Exchange Gain (Loss)...................           --            (88)
Unrealized Appreciation (Depreciation)
 of Investment Securities...............      186,021         61,646
Accumulated Net Foreign Exchange Gain
 (Loss).................................           --            107
                                           ----------   ------------
Total Net Assets........................   $1,811,764   $  1,308,967
                                           ==========   ============

H. SECURITIES LENDING:

    As of May 31, 2002 some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

    As of May 31, 2002, the interest rate on the pooled cash account earned by each of the portfolios was 1.74% for the domestic portfolios and 1.79% for the international portfolios. The repurchase agreements within the pooled cash account mature on June 3, 2002. The value of securities on loan to broker/dealers, the cash collateral received from such broker/dealers, the value and cost of each portfolio's pooled cash account investment and the allocated value of collateral from repurchase agreements held in the pooled cash account as of May 31, 2002 were as follows:

                                                                               COST/VALUE OF POOLED   VALUE OF COLLATERAL
                                      MARKET VALUE OF    VALUE OF COLLATERAL       CASH ACCOUNT         FROM REPURCHASE
                                     SECURITES ON LOAN   AND INDEMNIFICATION        INVESTMENT            AGREEMENTS
                                     -----------------   -------------------   --------------------   -------------------
The U.S. Large Cap Value Series...      $133,663,969        $141,080,626           $141,081,411           $141,080,626
The DFA International Value
  Series..........................       160,604,650         169,590,495            170,004,695            170,004,695